Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets And Goodwill [Abstract]
Goodwill and intangible assets

9. Intangible assets

A. Reconciliation of carrying amount

At December 31, 2019

		Intellectual
	Contracts	property	Total

Cost
Beginning of year	$119,371	$118,819	$238,190
Effect of movements in exchange rates	(5,664)	-	(5,664)

End of year	113,707	118,819	232,526

Accumulated amortization and impairment
Beginning of year	115,434	57,154	172,588
Amortization charge	1,181	3,868	5,049
Effect of movements in exchange rates	(5,521)	-	(5,521)

End of year	111,094	61,022	172,116

Net book value at December 31, 2019	$2,613	$57,797	$60,410

At December 31, 2018

		Intellectual
	Contracts	property	Total

Cost
Beginning of year	$109,812	$118,819	$228,631
Effect of movements in exchange rates	9,559	-	9,559

End of year	119,371	118,819	238,190

Accumulated amortization and impairment
Beginning of year	104,939	53,680	158,619
Amortization charge	1,325	3,474	4,799
Effect of movements in exchange rates	9,170	-	9,170

End of year	115,434	57,154	172,588

Net book value at December 31, 2018	$3,937	$61,665	$65,602

B. Amortization

The intangible asset values relate to intellectual property acquired with Cameco Fuel Manufacturing Inc. (CFM) and purchase and sales contracts acquired with NUKEM. The CFM intellectual property is being amortized on a unit-of-production basis over its remaining life. Amortization is allocated to the cost of inventory and is recognized in cost of products and services sold as inventory is sold. The NUKEM purchase and sales contracts will be amortized to earnings over the remaining terms of the underlying contracts, which extend to 2022. Amortization of the purchase contracts is allocated to the cost of inventory and is included in cost of products and services sold as inventory is sold. Sales contracts are amortized to revenue.